Stock Options (Tables)	6 Months Ended
Apr. 30, 2024
Stock Options [Abstract]
Schedule of Changes in Stock Options	The following table summarizes the changes in the Company’s stock options for the periods ended April 30, 2024 and October 31, 2023:
	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

Outstanding, October 31, 2022	5,254	C$	613.5	$450.64

Granted	334		442.22	318.81

Outstanding, October 31, 2023	5,588	C$	603.12	$434.81

Expired	(67)		720.00	533.14

Outstanding, April 30, 2024	5,521	C$	601.70	$437.73

Exercisable, April 30, 2024	4,803	C$	604.01	$439.41

Schedule of Additional Information Regarding Stock Options Outstanding	Additional information regarding stock options outstanding as of April 30, 2024, is as follows
Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

533	2.07	C$	166.50	$121.13	489	C$	166.50	$121.13
978	7.76		504.00	366.65	795		504.00	366.65
1,166	2.07		675.00	491.05	1,110		675.00	491.05
200	5.00		702.00	510.69	174		702.00	510.69
133	2.39		747.00	543.43	133		747.00	543.43
422	7.61		612.00	445.22	422		612.00	445.22
1,044	7.76		720.00	523.79	783		720.00	523.79
667	2.17		756.00	549.98	611		756.00	549.98
111	7.61		900.00	654.74	93		900.00	654.74
61	9.07		315.00	229.16	46		315.00	229.16
156	9.16		504.00	366.65	130		504.00	366.65
50	9.19		32.17	23.40	17		32.17	23.40
5,521	5.16	C$	601.70	$437.73	4,803	C$	604.01	$439.41

Schedule of Fair Value of Stock Options	The fair value for stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:
	six months ended April 30, 2024	six months ended April 30, 2023

Risk-free interest rate	3.89%	3.89%
Expected life (in years)	5.11	5.13
Expected volatility	150.79%-161.87%	113%-118%